Balance Sheet Components (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents
Cash	$ 1,938,000		$ 1,776,000	$ 3,759,000
Cash equivalents
Money market funds	138,957,000		42,446,000	63,616,000
Certificate of deposit	25,000		25,000	25,000
Total cash equivalents	138,982,000		42,471,000	63,641,000
Total	140,920,000	47,712,000	44,247,000	67,400,000	34,457,000	8,906,000
Property and equipment, net
Total property and equipment	17,444,000		7,504,000	2,146,000
Less accumulated depreciation	(4,372,000)		(1,887,000)	(696,000)
Property and equipment, net	13,072,000		5,617,000	1,450,000
Depreciation expense	2,529,000	724,000	1,191,000	463,000	157,000
Computer equipment
Property and equipment, net
Total property and equipment	11,602,000		4,385,000	549,000
Software
Property and equipment, net
Total property and equipment	1,145,000		788,000	795,000
Office furniture
Property and equipment, net
Total property and equipment	1,199,000		803,000	343,000
Leasehold improvements
Property and equipment, net
Total property and equipment	2,627,000		986,000	459,000
Construction in progress
Property and equipment, net
Total property and equipment	$ 871,000		$ 542,000